Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Voyage and vessel	$ 26,855	$ 39,796
Corporate accruals	604	781
Interest	1,951	2,814
Payroll and benefits (note 14c)	3,173	11,664
Accrued liabilities	$ 32,583	$ 55,055